Long-term investments - Equity securities without readily determinable fair value (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-term investments
Change in year to year fair value gains on equity securities without readily determinable fair value	¥ 2,652	¥ 94,711	¥ 0
Equity securities without readily determinable fair value:
Initial cost	9,477	143,209
Net cumulative fair value adjustments	92,059	94,711
Carrying value	101,536	237,920
Available-for-sale debt securities:
Initial cost	671,567	650,000
Net cumulative fair value adjustments	977,294	30,723
Carrying value	¥ 1,648,861	¥ 680,723